Long-Term Debt, Short-Term Debt, and Financing Arrangements - Senior Notes (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	$ 1,374	$ 1,310
Long-term debt	1,358	1,294
Unamortized debt issuance costs	$ 13	13
Debt Instrument, Redemption Price, Percentage	100.00%
Percent of the principal amount thereof plus accrued and unpaid interest	101.00%
Minimum [Member]
Debt Instrument [Line Items]
Senior notes indentures minimum required fixed charge coverage ratio prior to incurring certain types of indebtedness	2.00
Five Point Three Seven Five Percent Senior Notes Due December 15 2024 [Member] [Domain]
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	$ 225
Long-term debt	222
Unamortized debt issuance costs	3
5% Senior Notes Due 2026
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	500
Long-term debt	492
Unamortized debt issuance costs	$ 8
Senior Notes [Member] | 5 3/8% Senior Notes due 2024
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	105.375%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	$ 244
Revolving Credit Facility [Member] | Five Point Three Seven Five Percent Senior Notes Due December 15 2024 [Member] [Domain]
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	225
Long-term debt	222
Unamortized debt issuance costs	$ 3
Debt Instrument, Redemption Price, Percentage	35.00%
Revolving Credit Facility [Member] | 5% Senior Notes Due 2026
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	$ 500
Long-term debt	492
Unamortized debt issuance costs	8
Tenneco Inc. (Parent Company) | Senior Notes [Member] | 5% Senior Notes Due 2026
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	$ 500	500
Debt Instrument, Redemption Price, Percentage	105.00%
Tenneco Inc. (Parent Company) | Senior Notes [Member] | 5 3/8% Senior Notes due 2024
Debt Instrument [Line Items]
Line of credit facility letters of credit outstanding	$ 225	$ 225